UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: December 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP VALUE FUND

FORM N-Q
DECEMBER 31, 2005

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 95.2%
CONSUMER DISCRETIONARY — 12.1%
Auto Components — 3.2%
525,762	Cooper Tire & Rubber Co.	$8,054,674
288,274	Lear Corp.	8,204,278
407,847	Sauer-Danfoss Inc.	7,671,602

	Total Auto Components	23,930,554

Diversified Consumer Services — 1.1%
238,698	Steiner Leisure Ltd. *	8,488,101

Hotels, Restaurants & Leisure — 0.9%
436,630	O'Charleys Inc. *	6,772,131

Household Durables — 1.3%
226,613	Furniture Brands International Inc.	5,060,268
118,353	Snap-on Inc.	4,445,339

	Total Household Durables	9,505,607

Leisure Equipment & Products — 0.8%
279,121	K2 Inc. *	2,821,913
281,529	Leapfrog Enterprises Inc. *	3,279,813

	Total Leisure Equipment & Products	6,101,726

Multiline Retail — 0.7%
196,584	Dillard's Inc., Class A Shares	4,879,215

Specialty Retail — 3.1%
118,631	Buckle Inc.	3,824,663
421,044	Cato Corp., Class A Shares	9,031,394
118,816	DEB Shops Inc.	3,532,400
178,919	Linens 'n Things Inc. *	4,759,245
220,910	Pomeroy IT Solutions Inc. *	1,844,599

	Total Specialty Retail	22,992,301

Textiles, Apparel & Luxury Goods — 1.0%
215,777	Timberland Co., Class A Shares *	7,023,541

	TOTAL CONSUMER DISCRETIONARY	89,693,176

CONSUMER STAPLES — 1.3%
Food Products — 1.3%
928,995	Del Monte Foods Co. *	9,689,418

ENERGY — 5.2%
Energy Equipment & Services — 2.3%
148,995	National-Oilwell Varco Inc. *	9,341,987
81,773	Superior Well Services Inc. *	1,942,926
149,677	Todco, Class A Shares *	5,696,707

	Total Energy Equipment & Services	16,981,620

Oil, Gas & Consumable Fuels — 2.9%
325,426	Denbury Resources Inc. *	7,413,204
122,480	Newfield Exploration Co. *	6,132,574
185,558	XTO Energy Inc.	8,153,418

	Total Oil, Gas & Consumable Fuels	21,699,196

	TOTAL ENERGY	38,680,816

EXCHANGE TRADED FUNDS — 5.9%
96,692	iShares Nasdaq Biotechnology Index Fund *	7,468,490
543,981	iShares Russell 2000 Value Index Fund	35,864,667

	TOTAL EXCHANGE TRADED FUNDS	43,333,157

FINANCIALS — 21.7%
Capital Markets — 0.3%
48,200	Investors Financial Services Corp.	1,775,206

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE

Commercial Banks — 10.0%
180,905	AMCORE Financial Inc.	$5,501,321
90,152	BancTrust Financial Group Inc.	1,812,055
18,300	Cascade Financial Corp.	324,874
200,278	Central Pacific Financial Corp.	7,193,986
122,428	Cullen/Frost Bankers Inc.	6,571,935
244,486	First Charter Corp.	5,784,539
503,471	First Security Group Inc.	4,903,808
253,376	First State Bancorp	6,078,490
47,809	IBERIABANK Corp.	2,438,737
167,927	Midwest Banc Holdings Inc.	3,736,376
222,939	Pacific Capital Bancorp	7,932,170
137,661	Sterling Bancorp	2,716,051
38,419	Tompkins Trustco Inc.	1,721,171
507,600	UCBH Holdings Inc.	9,075,888
291,994	Umpqua Holdings Corp.	8,330,589

	Total Commercial Banks	74,121,990

Diversified Financial Services — 0.7%
114,464	Financial Federal Corp.	5,087,925

Insurance — 3.0%
293,661	CNA Surety Corp. *	4,278,641
256,700	EMC Insurance Group Inc.	5,118,598
203,405	Midland Co.	7,330,716
110,389	RLI Corp.	5,505,100

	Total Insurance	22,233,055

Real Estate — 5.0%
119,743	American Land Lease, Inc.	2,834,317
200,867	Cousins Properties Inc.	5,684,536
83,996	Duke Realty Corp.	2,805,466
183,550	Equity One Inc.	4,243,676
267,823	Host Marriott Corp.	5,075,246
163,824	LaSalle Hotel Properties	6,015,617
74,642	Liberty Property Trust	3,198,410
103,536	Pan Pacific Retail Properties Inc.	6,925,523

	Total Real Estate	36,782,791

Thrifts & Mortgage Finance — 2.7%
25,674	City Bank	913,224
223,680	PMI Group Inc.	9,186,537
124,730	Triad Guaranty Inc. *	5,486,873
94,553	Webster Financial Corp.	4,434,536

	Total Thrifts & Mortgage Finance	20,021,170

	TOTAL FINANCIALS	160,022,137

HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 0.9%
290,883	National Dentex Corp. *	6,556,503

Health Care Providers & Services — 3.5%
222,075	AMERIGROUP Corp. *	4,321,580
219,667	Apria Healthcare Group Inc. *	5,296,171
385,621	Cross Country Healthcare Inc. *	6,856,341
257,914	Dendrite International Inc. *	3,716,541
292,920	RehabCare Group Inc. *	5,916,984

	Total Health Care Providers & Services	26,107,617

Pharmaceuticals — 1.1%
503,419	Bentley Pharmaceuticals Inc. *	8,261,106

	TOTAL HEALTH CARE	40,925,226

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS — 25.3%
Aerospace & Defense — 3.1%
129,096	DRS Technologies Inc.	$6,638,117
237,448	HEICO Corp., Class A Shares	4,872,433
278,962	Mercury Computer Systems Inc. *	5,754,986
426,924	Orbital Sciences Corp. *	5,481,704

	Total Aerospace & Defense	22,747,240

Airlines — 0.9%
219,100	AirTran Holdings, Inc. *	3,512,173
112,200	SkyWest Inc.	3,013,692

	Total Airlines	6,525,865

Building Products — 0.5%
341,076	Patrick Industries Inc. *	3,611,961

Commercial Services & Supplies — 5.9%
485,916	IKON Office Solutions Inc.	5,058,386
124,095	John H. Harland Co.	4,665,972
65,474	Korn/Ferry International *	1,223,709
347,096	Labor Ready Inc. *	7,226,539
228,384	Portfolio Recovery Associates Inc. *	10,606,153
160,291	United Stationers Inc. *	7,774,113
262,545	Watson Wyatt & Co. Holdings	7,325,005

	Total Commercial Services & Supplies	43,879,877

Construction & Engineering — 0.9%
103,073	EMCOR Group Inc. *	6,960,520

Electrical Equipment — 1.4%
122,000	Fiberstars Inc. *	1,043,100
237,448	Roper Industries Inc.	9,381,570

	Total Electrical Equipment	10,424,670

Machinery — 10.7%
235,966	Albany International Corp., Class A Shares	8,532,531
260,600	Crane Co.	9,191,362
111,130	Harsco Corp.	7,502,386
229,854	IDEX Corp.	9,449,298
240,689	Kaydon Corp.	7,735,744
126,688	Kennametal Inc.	6,466,156
74,457	Lindsay Manufacturing Co.	1,431,808
160,675	Mueller Industries Inc.	4,405,708
256,776	Pentair Inc.	8,863,908
272,546	Timken Co.	8,726,923
246,338	Wabtec Corp.	6,626,492

	Total Machinery	78,932,316

Marine — 0.8%
115,205	Kirby Corp. *	6,010,245

Road & Rail — 1.1%
186,143	Arkansas Best Corp.	8,130,726

	TOTAL INDUSTRIALS	187,223,420

INFORMATION TECHNOLOGY — 10.4%
Communications Equipment — 1.2%
62,881	Bel Fuse Inc., Class B Shares	1,999,616
147,432	Black Box Corp.	6,985,328

	Total Communications Equipment	8,984,944

Computers & Peripherals — 0.4%
99,647	Rimage Corp. *	2,887,770

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments — 2.2%
93,164	Tech Data Corp. *	$3,696,748
282,399	Tektronix Inc.	7,966,476
340,243	Woodhead Industries Inc.	4,719,170

	Total Electronic Equipment & Instruments	16,382,394

IT Services — 1.5%
316,361	MedQuist Inc. *	3,843,786
243,282	Pegasus Solutions Inc. *	2,182,240
369,137	Perot Systems Corp., Class A Shares *	5,219,597

	Total IT Services	11,245,623

Semiconductors & Semiconductor Equipment — 3.1%
406,273	ATI Technologies Inc. *	6,902,578
123,632	Cabot Microelectronics Corp. *	3,626,127
346,540	Exar Corp. *	4,338,681
174,122	Varian Semiconductor Equipment Associates Inc. *	7,649,179

	Total Semiconductors & Semiconductor Equipment	22,516,565

Software — 2.0%
273,102	EPIQ Systems Inc. *	5,063,311
158,082	McAfee Inc. *	4,288,764
247,357	Micromuse Inc. *	2,446,361
233,373	NetIQ Corp. *	2,868,154

	Total Software	14,666,590

	TOTAL INFORMATION TECHNOLOGY	76,683,886

MATERIALS — 6.7%
Chemicals — 2.9%
199,386	A. Schulman Inc.	4,290,787
128,900	Georgia Gulf Corp.	3,921,138
137,584	Lyondell Chemical Co.	3,277,251
236,614	Olin Corp.	4,656,563
279,300	OM Group Inc. *	5,239,668

	Total Chemicals	21,385,407

Containers & Packaging — 2.4%
129,281	AptarGroup Inc.	6,748,468
781,575	Smurfit-Stone Container Corp. *	11,074,918

	Total Containers & Packaging	17,823,386

Metals & Mining — 1.0%
305,052	Gibraltar Industries Inc.	6,997,893

Paper & Forest Products — 0.4%
396,266	Pope & Talbot Inc.	3,300,896

	TOTAL MATERIALS	49,507,582

UTILITIES — 1.1%
Electric Utilities — 0.2%
46,397	MGE Energy Inc.	1,573,322

Gas Utilities — 0.9%
79,736	New Jersey Resources Corp.	3,340,141
99,184	Northwest Natural Gas Co.	3,390,109

	Total Gas Utilities	6,730,250

	TOTAL UTILITIES	8,303,572

	TOTAL COMMON STOCKS
	(Cost — $522,271,920)	704,062,390

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE
AMOUNT	RATING	SECURITY	VALUE

CORPORATE NOTES — 0.2%
INDUSTRIALS — 0.2%
Machinery — 0.2%
$ 1,153,000	NR(a)	Mueller Industries Inc., Subordinated Notes, 6.000% due 11/1/14
		(Cost — $1,153,000)	$1,112,645

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost — $523,424,920)	705,175,035

SHORT-TERM INVESTMENT — 4.8%
Repurchase Agreement — 4.8%
35,524,000		Interest in $577,312,000 joint tri-party repurchase agreement dated 12/30/05
		with Morgan Stanley, 4.250% due 1/3/06; Proceeds at maturity -
		$35,540,775; (Fully collateralized by various U.S. government agency
		obligations, 0.000% to 6.300% due 2/5/07 to 10/6/25; Market Value -
		$36,610,699)
		(Cost — $35,524,000)	35,524,000

		TOTAL INVESTMENTS — 100.2% (Cost — $558,948,920#)	740,699,035
		Liabilities in Excess of Other Assets — (0.2)%	(1,435,835)

		TOTAL NET ASSETS — 100.0%	$739,263,200

*      Non-income producing security.
(a)    This security is not rated by Standard & Poor’s Ratings Service, Moody’s Investors Service or Fitch Rating Service.
#      Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Value Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the "Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$194,295,047
Gross unrealized depreciation	(12,544,932)

Net unrealized appreciation	$181,750,115

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By
R. Jay Gerken

Chief Executive Officer

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2006

By

Kaprel Ozsolak
Chief Financial Officer

Date:	February 28, 2006